FINANCE EXPENSES AND INCOME - Interest Expense (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Expenses And Income
Financial instruments measured at amortized cost		R$ (764.0)	R$ (466.0)	R$ (776.0)
Financial instruments at fair value through profit or loss	[1]	(1,564.3)	(965.8)	(1,010.6)
Total		R$ (2,328.3)	R$ (1,431.8)	R$ (1,786.6)

[1]	Include R$1,231 million (R$656 million at December 31, 2021 and R$657 million at December 31, 2020) as accounts payable present value adjustment.